Subsequent Events (Details) - Major Ordinary Share Transactions - ATM offering $ / shares in Units, $ in Millions	Apr. 01, 2026 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares) | shares	491,880
Sale of stock per share | $ / shares	$ 3.77
Gross proceeds	$ 1.9
Net proceeds	$ 1.8